EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

32.    EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

(a)      Basic

The basic earnings per share amount is calculated by dividing the earnings attributable to ordinary equity holders of the parent by the weighted average number of shares in issue during the year.

For the purpose of calculating basic earnings per share, the Group adjusted (i) the profit attributable to owners of the parent for the after-tax amounts of cumulative distribution reserved for the period of other equity instruments, which were issued by the Group and classified as equity instruments, and (ii) the weighted average effect of the shares to be issued as a consideration to acquire the non-controlling interests as disclosed in note 18(b).

	2016	2017	2018
Profit attributable to ordinary equity holders of the parent (RMB)	365,697,352	1,413,028,383	746,477,441
Other equity instruments’ distribution reserved (RMB)	(110,000,000)	(110,000,000)	(129,282,192)
	255,697,352	1,303,028,383	617,195,249
Weighted average number of ordinary shares in issue	14,903,798,236	14,903,798,236	14,903,798,236
Effect of equity exchange arrangement (Note 18(b))	—	—	1,938,915,502
	14,903,798,236	14,903,798,236	16,842,713,738

Basic earnings per share (RMB)	0.017	0.087	0.037

(b)      Diluted

The diluted earnings per share amounts for the years ended December 31, 2016, 2017 and 2018 are the same as the basic earnings per share amounts as there were no dilutive potential shares during those years.